Curian Guidance - Conservative Fund
In the summary prospectus for the Curian Guidance – Conservative Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian Guidance - Conservative Fund
Management Fees	[1]	0.15%
Other Expenses	[2]	0.16%
Acquired Fund Fees and Expenses	[3]	1.13%
Total Annual Fund Operating Expenses		1.44%
[1]	Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year. The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.
[3]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Curian Dynamic Risk Advantage - Diversified Fund
In the summary prospectus for the Curian Dynamic Risk Advantage – Diversified Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian Dynamic Risk Advantage - Diversified Fund
Management Fees	[1]	0.85%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[2]	0.26%
Acquired Fund Fees and Expenses	[3]	0.07%
Total Annual Fund Operating Expenses		1.43%
Less Waiver/Reimbursement	[4]	(0.07%)
Total Annual Fund Operating Expenses After Waiver/Reimbursement		1.36%
[1]	Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.
[2]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year.
[3]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
[4]	Curian Capital has entered into a contractual agreement with the Fund under which it will waive 0.07% of its Management Fees. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Curian Dynamic Risk Advantage - Growth Fund
In the summary prospectus for the Curian Dynamic Risk Advantage – Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian Dynamic Risk Advantage - Growth Fund
Management Fees	[1]	0.85%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[2]	0.26%
Acquired Fund Fees and Expenses	[3]	0.07%
Total Annual Fund Operating Expenses		1.43%
Less Waiver/Reimbursement	[4]	(0.07%)
Total Annual Fund Operating Expenses After Waiver/Reimbursement		1.36%
[1]	Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.
[2]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year.
[3]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
[4]	Curian Capital has entered into a contractual agreement with the Fund under which it will waive 0.07% of its Management Fees. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Curian Dynamic Risk Advantage - Income Fund
In the summary prospectus for the Curian Dynamic Risk Advantage – Income Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian Dynamic Risk Advantage - Income Fund
Management Fees	[1]	0.85%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[2]	0.26%
Acquired Fund Fees and Expenses	[3]	0.35%
Total Annual Fund Operating Expenses		1.71%
Less Waiver/Reimbursement	[4]	(0.35%)
Total Annual Fund Operating Expenses After Waiver/Reimbursement		1.36%
[1]	Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.
[2]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year.
[3]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
[4]	Curian Capital has entered into a contractual agreement with the Fund under which it will waive 0.35% of its Management Fees. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Curian/American Funds Growth Fund
In the summary prospectus for the Curian/American Funds® Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses[1] (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian/American Funds Growth Fund
Management Fees		1.18%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.18%
Total Annual Fund Operating Expenses		1.61%
Less Waiver/Reimbursement	[2]	(0.50%)
Total Annual Fund Operating Expenses After Waiver/Reimbursement		1.11%
[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year. The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.
[2]	Curian Capital has entered into a contractual agreement with the Fund under which it will waive a portion (currently 0.50%) of its Management Fees for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

The fee table and example reflect the expenses of both the Fund and the Master Fund.
Curian Guidance - Moderate Fund
In the summary prospectus for the Curian Guidance – Moderate Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian Guidance - Moderate Fund
Management Fees	[1]	0.15%
Other Expenses	[2]	0.16%
Acquired Fund Fees and Expenses	[3]	1.21%
Total Annual Fund Operating Expenses		1.52%
[1]	Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year. The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.
[3]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Curian/PIMCO Credit Income Fund
In the summary prospectus for the Curian/PIMCO Credit Income Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian/PIMCO Credit Income Fund
Management Fees	[1]	0.40%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[2]	0.26%
Total Annual Fund Operating Expenses		0.91%
[1]	Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.
[2]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year.

Curian Guidance - Equity Income Fund
In the summary prospectus for the Curian Guidance – Equity Income Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian Guidance - Equity Income Fund
Management Fees	[1]	0.15%
Other Expenses	[2]	0.16%
Acquired Fund Fees and Expenses	[3]	1.25%
Total Annual Fund Operating Expenses		1.56%
[1]	Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year. The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.
[3]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Curian Guidance - Moderate Growth Fund
In the summary prospectus for the Curian Guidance – Moderate Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian Guidance - Moderate Growth Fund
Management Fees	[1]	0.15%
Other Expenses	[2]	0.16%
Acquired Fund Fees and Expenses	[3]	1.28%
Total Annual Fund Operating Expenses		1.59%
[1]	Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year. The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.
[3]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Curian Guidance - Maximum Growth Fund
In the summary prospectus for the Curian Guidance – Maximum Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian Guidance - Maximum Growth Fund
Management Fees	[1]	0.15%
Other Expenses	[2]	0.16%
Acquired Fund Fees and Expenses	[3]	1.34%
Total Annual Fund Operating Expenses		1.65%
[1]	Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year. The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.
[3]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Curian Guidance - Tactical Moderate Growth Fund
In the summary prospectus for the Curian Guidance – Tactical Moderate Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian Guidance - Tactical Moderate Growth Fund
Management Fees	[1]	0.15%
Other Expenses	[2]	0.16%
Acquired Fund Fees and Expenses	[3]	1.12%
Total Annual Fund Operating Expenses		1.43%
[1]	Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year. The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.
[3]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Curian Guidance - Tactical Maximum Growth Fund
In the summary prospectus for the Curian Guidance – Tactical Maximum Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian Guidance - Tactical Maximum Growth Fund
Management Fees	[1]	0.15%
Other Expenses	[2]	0.16%
Acquired Fund Fees and Expenses	[3]	1.42%
Total Annual Fund Operating Expenses		1.73%
[1]	Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year. The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.
[3]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Curian Guidance - Institutional Alt 65 Fund
In the summary prospectus for the Curian Guidance – Institutional Alt 65 Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian Guidance - Institutional Alt 65 Fund
Management Fees	[1]	0.15%
Other Expenses	[2]	0.16%
Acquired Fund Fees and Expenses	[3]	1.57%
Total Annual Fund Operating Expenses		1.88%
[1]	Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year. The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.
[3]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Curian Guidance - Institutional Alt 100 Moderate Fund
In the summary prospectus for the Curian Guidance – Institutional Alt 100 Moderate Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian Guidance - Institutional Alt 100 Moderate Fund
Management Fees	[1]	0.15%
Other Expenses	[2]	0.16%
Acquired Fund Fees and Expenses	[3]	1.85%
Total Annual Fund Operating Expenses		2.16%
[1]	Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year. The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.
[3]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Curian Guidance - Equity 100 Fund
In the summary prospectus for the Curian Guidance – Equity 100 Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian Guidance - Equity 100 Fund
Management Fees	[1]	0.15%
Other Expenses	[2]	0.16%
Acquired Fund Fees and Expenses	[3]	0.86%
Total Annual Fund Operating Expenses		1.17%
[1]	Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year. The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.
[3]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Curian Guidance - Fixed Income 100 Fund
In the summary prospectus for the Curian Guidance – Fixed Income 100 Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian Guidance - Fixed Income 100 Fund
Management Fees	[1]	0.15%
Other Expenses	[2]	0.16%
Acquired Fund Fees and Expenses	[3]	0.74%
Total Annual Fund Operating Expenses		1.05%
[1]	Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year. The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.
[3]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Curian Guidance - Interest Rate Opportunities Fund
In the summary prospectus for the Curian Guidance – Interest Rate Opportunities Fund in the sub-section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian Guidance - Interest Rate Opportunities Fund
Management Fees	[1]	0.15%
Other Expenses	[2]	0.13%
Acquired Fund Fees and Expenses	[3]	1.28%
Total Annual Fund Operating Expenses		1.56%
[1]	Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year. The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.
[3]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

Curian Guidance - Multi-Strategy Income Fund
In the summary prospectus for the Curian Guidance – Multi-Strategy Income Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian Guidance - Multi-Strategy Income Fund
Management Fees	[1]	0.15%
Other Expenses	[2]	0.13%
Acquired Fund Fees and Expenses	[3]	1.07%
Total Annual Fund Operating Expenses		1.35%
[1]	Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year. The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.
[3]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

Curian Guidance - Growth Fund
In the summary prospectus for the Curian Guidance – Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian Guidance - Growth Fund
Management Fees	[1]	0.15%
Other Expenses	[2]	0.13%
Acquired Fund Fees and Expenses	[3]	1.25%
Total Annual Fund Operating Expenses		1.53%
[1]	Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year. The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.
[3]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

Curian Guidance - Institutional Alt 100 Conservative Fund
In the summary prospectus for the Curian Guidance – Institutional Alt 100 Conservative Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian Guidance - Institutional Alt 100 Conservative Fund
Management Fees	[1]	0.15%
Other Expenses	[2]	0.13%
Acquired Fund Fees and Expenses	[3]	1.76%
Total Annual Fund Operating Expenses		2.04%
[1]	Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year. The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.
[3]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

Curian Guidance - Institutional Alt 100 Growth Fund
In the summary prospectus for the Curian Guidance – Institutional Alt 100 Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian Guidance - Institutional Alt 100 Growth Fund
Management Fees	[1]	0.15%
Other Expenses	[2]	0.13%
Acquired Fund Fees and Expenses	[3]	1.68%
Total Annual Fund Operating Expenses		1.96%
[1]	Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year. The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.
[3]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

Curian Guidance - International Opportunities Conservative Fund
In the summary prospectus for the Curian Guidance – International Opportunities Conservative Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian Guidance - International Opportunities Conservative Fund
Management Fees	[1]	0.15%
Other Expenses	[2]	0.13%
Acquired Fund Fees and Expenses	[3]	1.13%
Total Annual Fund Operating Expenses		1.41%
[1]	Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year. The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.
[3]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

Curian Guidance - International Opportunities Moderate Fund
In the summary prospectus for the Curian Guidance – International Opportunities Moderate Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian Guidance - International Opportunities Moderate Fund
Management Fees	[1]	0.15%
Other Expenses	[2]	0.13%
Acquired Fund Fees and Expenses	[3]	1.23%
Total Annual Fund Operating Expenses		1.51%
[1]	Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year. The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.
[3]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

Curian Guidance - International Opportunities Growth Fund
In the summary prospectus for the Curian Guidance – International Opportunities Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian Guidance - International Opportunities Growth Fund
Management Fees	[1]	0.15%
Other Expenses	[2]	0.13%
Acquired Fund Fees and Expenses	[3]	1.30%
Total Annual Fund Operating Expenses		1.58%
[1]	Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year. The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.
[3]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

Curian Guidance - Real Assets Fund
In the summary prospectus for the Curian Guidance – Real Assets Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian Guidance - Real Assets Fund
Management Fees	[1]	0.15%
Other Expenses	[2]	0.13%
Acquired Fund Fees and Expenses	[3]	1.19%
Total Annual Fund Operating Expenses		1.47%
[1]	Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year. The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.
[3]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

Curian/American Funds Global Growth Fund
In the summary prospectus for the Curian/American Funds® Global Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Annual Fund Operating Expenses[1] (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian/American Funds Global Growth Fund
Management Fees		1.33%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.16%
Total Annual Fund Operating Expenses		1.74%
Less Waiver/Reimbursement	[2]	(0.65%)
Total Annual Fund Operating Expenses After Waiver/Reimbursement		1.09%
[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year. The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.
[2]	Curian Capital has entered into a contractual agreement with the Fund under which it will waive a portion (currently 0.65%) of its Management Fees for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder structure, but in any event, this fee waiver will continue for at least one year from the date of Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

The fee table and example reflect the expenses of both the Fund and the Master Fund.